Related Parties (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of transactions and balance with related parties
	Three months ended March 31
	2020	2019

General and administrative expenses:
Directors compensation	17	-

Financing:
Financing expense	8	7
Financing income	80	-

Schedule of balance with related parties
	As of March 31,
	2020	2019

Other current assets	-	23
Stockholders loans	262	915
Convertible loans	415	-